Net Loss Per Share Attributable to Common Shareholders (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table sets forth the computation of basic and dilutive net loss per share attributable to common stockholders for the years ended December 31, 2024 and 2023:

	2024	2023
Numerator:
Net loss	$(61,195)	$(87,589)

Denominator:
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic and diluted	17,476,105	4,213,244

Net loss per share attributable to common stockholders, basic and diluted	$(3.50)	$(20.79)

Schedule Of Potentially Dilutive Securities
The following potentially dilutive securities were excluded from the calculation of diluted net loss per share attributable to common shareholders for the periods presented because the impact of including them would have been anti-dilutive for the years ended December 31, 2024 and 2023:

	2024		2023
Redeemable convertible preferred stock	44,494,703		44,494,703
Stock options	36,363,184		16,437,980
Restricted stock units	4,655,274		4,916,829
Series D and D-2 preferred stock warrants	756,172		1,094,667
Pay-to-Play warrants (estimated See Note 8)	1,127,088		721,086
Convertible Notes warrants - 2023	(a	)	(a	)
Common stock warrants	—		2,063
Pre-funded warrant (estimated See Note 8)	2,000,000		7,007,582
Pre-funded warrant April 2024 (estimated See Note 8)	4,500,000		—

Total potentially dilutive shares	93,896,421		74,674,910

(a)	The number of warrants shares to be issued upon exercise of the 2023 Convertible Note Warrants is not determinable due to the variable settlement terms (see Note 8).